Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2019
Defined benefit plan
Employee benefit obligations
Schedule of employee benefit obligations and assets included in consolidated statement of financial position

	U.S.		Germany		UK		Other		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(1,318)	(1,217)	(176)	(386)	(830)	(862)	(25)	(38)	(2,349)	(2,503)
Assets	1,139	1,040	—	—	585	624	10	9	1,734	1,673
Net obligations	(179)	(177)	(176)	(386)	(245)	(238)	(15)	(29)	(615)	(830)

Schedule of current service cost and administration costs of defined benefit pension schemes recognized in the consolidated income statement

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Current service cost and administration costs:
Cost of sales - current service cost (Note 8)	(28)	(38)	(33)
Cost of sales - past service credit/(charge) (Note 8)	54	(6)	—
SGA - current service cost (Note 8)	(3)	(4)	(3)
	23	(48)	(36)
Finance expense (Note 5)	(18)	(16)	(18)
	5	(64)	(54)
Discontinued operation	1	—	(6)
	6	(64)	(60)

Schedule of re-measurement of defined benefit obligations and assets recognized in consolidated statement of comprehensive income

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Re-measurement of defined benefit obligation:
Actuarial (loss)/gain arising from changes in demographic assumptions	(4)	18	(3)
Actuarial (loss)/gain arising from changes in financial assumptions	(272)	116	(85)
Actuarial (loss)/gain arising from changes in experience	(23)	19	(1)
	(299)	153	(89)
Re-measurement of plan assets:
Actual return/(loss) less expected return on plan assets	203	(144)	129
Actuarial (loss)/gain for the year on defined benefit pension schemes	(96)	9	40
Actuarial (loss)/gain on other long term and end of service employee benefits	(6)	6	(2)
	(102)	15	38
Discontinued operation	(38)	(4)	11
	(140)	11	49

Schedule of movement in defined benefit obligations and assets

	At December 31,
	Obligations		Assets
	2019	2018	2019	2018
	$'m	$'m	$'m	$'m
At January 1,	(2,503)	(2,762)	1,673	1,897
Interest income	—	—	54	55
Current service cost	(28)	(40)	—	—
Past service credit	62	3	—	—
Interest cost	(72)	(72)	—	—
Administration expenses paid from plan assets	—	—	(1)	(1)
Re-measurements	(351)	157	217	(151)
Employer contributions	—	—	47	52
Benefits paid	151	140	(151)	(140)
Disposal of Food & Specialty	408	—	(123)	—
Exchange	(16)	71	18	(39)
At December 31,	(2,349)	(2,503)	1,734	1,673

Schedule of plan assets

	At December 31,
	2019	2019	2018	2018
	$'m	%	$'m	%
Equities / multi strategy	1,107	65	1,039	62
Target return funds	267	15	267	16
Bonds	178	10	184	11
Cash/other	182	10	183	11
	1,734	100	1,673	100

Schedule of ranges of principal assumptions applied in estimating defined benefit obligations

	U.S.		Germany		UK
	2019	2018	2019	2018	2019	2018
	%	%	%	%	%	%
Rates of inflation	2.50	2.50	1.50	1.50	2.90	3.15
Rates of increase in salaries	3.00	1.50 - 3.00	2.50	2.50	2.00	2.15
Discount rates	3.40	4.50	1.20 - 1.48	1.88 - 2.25	2.10 - 2.15	2.90 - 2.95

Schedule of mortality assumptions

	U.S.		Germany		UK
	2019	2018	2019	2018	2019	2018
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	21	22	22	22	21	20
Life expectancy, future pensioners	23	23	24	24	22	21

Schedule of principal defined benefit schemes
-
	Metal Beverage Packaging			Glass Packaging
	Europe	Europe	North	Europe	Europe	North
	UK	Germany	America	UK	Germany	America
Nature of the schemes	Funded	Unfunded	Funded	Funded	Unfunded	Funded
2019
Active members	—	893	822	—	977	3,827
Deferred members	808	198	44	1,240	689	2,638
Pensioners including dependents	475	117	41	815	783	6,571
Weighted average duration (years)	19	21	20	21	17	12
2018
Active members	467	939	825	—	1,027	4,193
Deferred members	478	161	23	1,240	747	2,589
Pensioners including dependents	385	70	19	815	775	6,455
Weighted average duration (years)	19	22	19	20	18	12

Schedule of expected defined benefit payment

						Subsequent
	2020	2021	2022	2023	2024	five years
	$'m	$'m	$'m	$'m	$'m	$'m
Benefits	101	100	102	104	106	550

Other employee benefit obligations
Employee benefit obligations
Schedule of other employee benefits

	At December 31,
	2019	2018
	$'m	$'m
End of service employee benefits	2	25
Long term employee benefits	99	102
	101	127